Consolidated Statements Of Stockholders' Equity (USD $) In Millions, unless otherwise specified		Common Stock [Member]	Additional Paid-In Capital [Member]	Earnings Reinvested In The Business [Member]	Accumulated Other Comprehensive Losses [Member]	Cost Of Repurchased Stock [Member]	Comprehensive Earnings [Member]	Non-Controlling Interests [Member]	Total
Balances, at Dec. 31, 2008		$ 935	$ 6,350	$ 22,131	$ (2,181)	$ (24,407)			$ 2,828
Comprehensive earnings:
Net earnings	[1]			3,206			3,206	1	3,207
Other comprehensive earnings, net of deferred income taxes:
Currency translation adjustments					3		3		3
Changes in net loss and prior service cost					375		375		375
Ownership share of SABMiller's other comprehensive earnings (losses)					242		242		242
Total other comprehensive earnings (losses)							620		620
Total comprehensive earnings							3,826	1	3,827
Exercise of stock options and other stock award activity			(353)			506			153
Cash dividends declared				(2,738)					(2,738)
Other								2	2
Balances, at Dec. 31, 2009		935	5,997	22,599	(1,561)	(23,901)		3	4,072
Comprehensive earnings:
Net earnings	[1]			3,905			3,905	1	3,906
Other comprehensive earnings, net of deferred income taxes:
Currency translation adjustments					1		1		1
Changes in net loss and prior service cost					35		35		35
Ownership share of SABMiller's other comprehensive earnings (losses)					41		41		41
Total other comprehensive earnings (losses)							77		77
Total comprehensive earnings							3,982	1	3,983
Exercise of stock options and other stock award activity			(246)			432			186
Cash dividends declared				(3,045)					(3,045)
Other								(1)	(1)
Balances, at Dec. 31, 2010		935	5,751	23,459	(1,484)	(23,469)		3	5,195
Comprehensive earnings:
Net earnings	[1]			3,390			3,390	1	3,391
Other comprehensive earnings, net of deferred income taxes:
Currency translation adjustments					(2)		(2)		(2)
Changes in net loss and prior service cost					(251)		(251)		(251)
Ownership share of SABMiller's other comprehensive earnings (losses)					(150)		(150)		(150)
Total other comprehensive earnings (losses)							(403)		(403)
Total comprehensive earnings							2,987	1	2,988
Exercise of stock options and other stock award activity			(77)			171			94
Cash dividends declared				(3,266)					(3,266)
Repurchases of common stock						(1,327)			(1,327)
Other								(1)	(1)
Balances, at Dec. 31, 2011		$ 935	$ 5,674	$ 23,583	$ (1,887)	$ (24,625)		$ 3	$ 3,683

[1]	Net earnings attributable to noncontrolling interests for the years ended December 31, 2011, 2010 and 2009 exclude $2 million, $1 million and $1 million, respectively, due to the redeemable noncontrolling interest related to Stag's Leap Wine Cellars, which is reported in the mezzanine equity section in the consolidated balance sheets at December 31, 2011, 2010 and 2009, respectively. See Note 19.